Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Tax rate	25.00%	24.00%	25.00%
Operating loss carryforwards	$ 70,008
Capital loss carryforwards	15,659
Federal [Member]
Valuation Allowance [Line Items]
Operating loss carryforwards	91,755
Capital loss carryforwards	1,700
Non-Recognition Of Accumulated Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance			(500)
Net Operating Loss Carryforwards And Temporary Differences That Are More Likely Than Not To Be Realized In The Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance			1,600
Utilization Of Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	215
Net Operating Loss Carryforwards Expected To Be Realized In The Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	$ (840)